CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Tax on Comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0